UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09-30-2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          11/14/03
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:       $557,726
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    24523  1692400   SH         SOLE         1692400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    68095  2407900   SH         SOLE         2407900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
APPLERA CORP          COMMON    038020103     8018   359400   SH         SOLE          359400    0        0
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     8614  1563400   SH         SOLE         1563400    0        0
-----------------------------------------------------------------------------------------------------------
BIOGEN INC            COMMON    090597105    16674   437400   SH         SOLE          437400    0        0
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENCTIFIC    COMMON    101137107    40385   633000   SH         SOLE          633000    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    10186  2025000   SH         SOLE         2025000    0        0
-----------------------------------------------------------------------------------------------------------
CURIS INC             COMMON    231269101     4332   986850   SH         SOLE          986850    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300     1256   117233   SH         SOLE          117233    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    10143  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
FOREST LABS INC	    COMMON    345838106    19561   380200   SH         SOLE          380200    0        0
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710406    39773   496300   SH         SOLE          496300    0        0
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    38873   839400   SH         SOLE          839400    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    39592   706503   SH         SOLE          706503    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    19415   414400   SH         SOLE          414400    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    44048  1905200   SH         SOLE         1905200    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     2380   444800   SH         SOLE          444800    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    25724  1487800   SH         SOLE         1487800    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106    10420   410234   SH         SOLE          410234    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204     3839   465320   SH         SOLE          465320    0        0
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103    10620  4037858   SH         SOLE         4037858    0        0
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     4117  1774706   SH         SOLE         1774706    0        0
-----------------------------------------------------------------------------------------------------------
ST JUDE MED INC       COMMON    790849103    29353   545900   SH         SOLE          545900    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    25573  1281200   SH         SOLE         1281200    0        0
-----------------------------------------------------------------------------------------------------------
THERASENSE INC        COMMON    883381105     2362   188800   SH         SOLE          188800    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    39178   681600   SH         SOLE          681600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    10327   704900   SH         SOLE          704900    0        0
 INC
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040903      345     4600   CALL        SOLE           	  0    0     4600
 INC
-----------------------------------------------------------------------------------------------------------

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